DEBT (Schedule of Future Minimum Lease Payments Due Finance Leases) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Year ended,
2020	$ 53,331	$ 59,558
2021	106,588	59,558
2022	86,735	39,705
2023	23,515
Total minimum financial lease payments	270,169	158,821
Less: interest	(36,220)	(24,723)
Total lease liability at June 30, 2020	233,949	134,098	$ 0
Less: current portion of Finance Lease	(84,635)	(45,072)
Long Term portion of Finance Lease	$ 149,314	$ 89,026